INTANGIBLE ASSET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 12, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense	$ 23,285	$ 15,000
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of gross profit arising form sale of product			3.00%
Gross profit arising from sale of products up to an aggregate amount			$ 2,000,000
License Agreement [Member] | Sleep X [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of shares issued to related party			40.00%